Concentration Risks (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) Institutions	Dec. 31, 2017 USD ($) Institutions	Dec. 31, 2016 USD ($)
Concentration Risk [Line Items]
Revenues	$ 1,883,029,000	$ 1,860,962,000	$ 1,650,431,000
TLBB [Member]
Concentration Risk [Line Items]
Revenues	200,900,000
Legacy TLBB Mobile [Member]
Concentration Risk [Line Items]
Revenues	102,600,000
Customer Risk [Member] | Total Revenue [Member]
Concentration Risk [Line Items]
Revenues from customers that individually represent greater than 10% of total advertising revenues	$ 0	$ 0	$ 0
Product Risk [Member] | Total Revenue [Member] | TLBB [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	11.00%
Product Risk [Member] | Total Revenue [Member] | Legacy TLBB Mobile [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	5.00%
Product Risk [Member] | Total Revenue [Member] | Changyou [Member] | TLBB [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	41.00%
Product Risk [Member] | Total Revenue [Member] | Changyou [Member] | Legacy TLBB Mobile [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	21.00%
Product Risk [Member] | Online Game Revenue [Member] | Changyou [Member] | TLBB [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	52.00%
Product Risk [Member] | Online Game Revenue [Member] | Changyou [Member] | Legacy TLBB Mobile [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	26.00%
Credit risk [Member] | Cash and cash equivalents and short-term investments [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	60.00%	58.00%
Number of financial institutions cash and cash equivalents concentrated held in | Institutions	17	19
Maximum percentage of Sohu's cash and bank deposits in any single financial institution	35.00%	30.00%